Schedule of Investments (unaudited) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
BAE Systems PLC, ADR	329,812	$8,261,791

Automobiles — 1.6%
General Motors Co.	420,660	12,447,329

Banks — 4.1%
Bank of America Corp.(a)	467,485	11,261,714
JPMorgan Chase & Co.	135,043	13,000,589
U.S. Bancorp	182,609	6,546,533

		30,808,836

Beverages — 1.7%
Coca-Cola Co.	256,576	12,667,157

Biotechnology — 1.2%
Biogen, Inc.(b)	32,103	9,106,979

Capital Markets — 1.4%
E*TRADE Financial Corp.	100,060	5,008,003
Raymond James Financial, Inc.	72,138	5,248,761

		10,256,764

Chemicals — 3.0%
Axalta Coating Systems Ltd.(b)	351,445	7,791,536
Corteva, Inc.	504,892	14,545,938

		22,337,474

Communications Equipment — 1.9%
Cisco Systems, Inc.	361,489	14,239,052

Construction & Engineering — 2.0%
Quanta Services, Inc.	292,572	15,465,356

Diversified Financial Services — 3.7%
Ally Financial, Inc.	291,870	7,317,181
Berkshire Hathaway, Inc., Class B(b)	96,278	20,501,437

		27,818,618

Electrical Equipment — 0.5%
Hubbell, Inc.	28,093	3,844,246

Food & Staples Retailing — 1.6%
Walmart, Inc.	85,517	11,964,683

Health Care Equipment & Supplies — 1.2%
Koninklijke Philips NV, NY Shares(b)	185,969	8,768,438

Health Care Providers & Services — 5.8%
Anthem, Inc.	44,960	12,075,806
Laboratory Corp. of America Holdings(b)	64,585	12,159,418
UnitedHealth Group, Inc.	63,380	19,759,983

		43,995,207

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp	129,268	2,341,043

Insurance — 0.8%
Fidelity National Financial, Inc.	143,967	4,507,607
Reinsurance Group of America, Inc.	18,136	1,726,366

		6,233,973

Interactive Media & Services(b) — 8.3%
Alphabet, Inc., Class A(a)	25,418	37,252,621
Facebook, Inc., Class A(c)	98,439	25,781,174

		63,033,795

Security	Shares	Value

Internet & Direct Marketing Retail(b) — 6.4%
Alibaba Group Holding Ltd., ADR	41,796	$12,287,188
Amazon.com, Inc.	11,377	35,823,101

		48,110,289

IT Services — 6.3%
Cognizant Technology Solutions Corp., Class A	207,147	14,380,145
FleetCor Technologies, Inc.(b)	45,524	10,839,264
Visa, Inc., Class A(a)	110,736	22,143,878

		47,363,287

Machinery — 2.5%
Fortive Corp.	135,163	10,300,772
Otis Worldwide Corp.	141,307	8,820,383

		19,121,155

Media — 3.8%
Comcast Corp., Class A	414,267	19,163,992
Fox Corp., Class A	350,105	9,743,422

		28,907,414

Multiline Retail — 2.9%
Dollar General Corp.	32,510	6,814,746
Dollar Tree, Inc.(b)	163,332	14,918,745

		21,733,491

Oil, Gas & Consumable Fuels — 2.3%
BP PLC, ADR	264,399	4,616,407
Chevron Corp.	99,673	7,176,456
ConocoPhillips	179,997	5,911,101

		17,703,964
Personal Products — 2.0%
Unilever NV, NY Shares	246,508	14,889,083

Pharmaceuticals — 4.0%
Novo Nordisk A/S, ADR	99,583	6,914,048
Pfizer, Inc.	291,662	10,703,995
Sanofi, ADR	246,222	12,352,958

		29,971,001

Professional Services — 1.2%
Robert Half International, Inc.	166,203	8,798,787

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(b)	157,789	7,411,349

Road & Rail — 1.6%
Norfolk Southern Corp.	57,720	12,351,503

Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	206,050	12,249,672
NXP Semiconductors NV	33,259	4,151,056
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	173,365	14,054,701

		30,455,429

Software — 7.9%
CDK Global, Inc.	195,424	8,518,532
Microsoft Corp.(a)	244,021	51,324,937

		59,843,469

Specialty Retail — 3.5%
Lowe’s Cos., Inc.	52,873	8,769,516
O’Reilly Automotive, Inc.(b)	17,941	8,272,236
Ross Stores, Inc.	101,873	9,506,788

		26,548,540

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(a)(c)	495,387	57,370,769

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%
Skechers USA, Inc., Class A(b)	155,175	$4,689,389

Tobacco — 1.4%
Altria Group, Inc.(a)	276,975	10,702,314

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC, ADR	401,512	5,388,291

Total Long-Term Investments — 99.9% (Cost: $554,285,544)		754,950,265

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e) ,	8,949,424	8,949,424

Total Short-Term Securities — 1.2% (Cost: $8,949,424)		8,949,424

Total Investments Before Options Written — 101.1% (Cost: $563,234,968)		763,899,689

Options Written — (1.2)% (Premiums Received: $(12,885,777))		(8,652,925)

Total Investments, Net of Options Written — 99.9% (Cost: $550,349,191)		755,246,764

Other Assets Less Liabilities — 0.1%		603,889

Net Assets — 100.0%		$755,850,653

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,423,595	$4,525,829	(a)	$—	$—	$—	$8,949,424	8,949,424	$21,702	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Unilever NV, NY Shares	107	10/01/20	USD	61.87	USD	646	$(12)
Alibaba Group Holding Ltd., ADR	115	10/02/20	USD	275.00	USD	3,381	(220,800)
Amazon.com, Inc.	14	10/02/20	USD	3,250.00	USD	4,408	(8,365)
Anthem, Inc.	13	10/02/20	USD	287.50	USD	349	(1,170)
Bank of America Corp.	175	10/02/20	USD	26.50	USD	422	(175)
Berkshire Hathaway, Inc., Class B	168	10/02/20	USD	215.00	USD	3,577	(10,416)
Biogen, Inc.	56	10/02/20	USD	287.50	USD	1,589	(7,560)
BP PLC, ADR	77	10/02/20	USD	23.50	USD	134	(539)
Coca-Cola Co.	307	10/02/20	USD	49.50	USD	1,516	(9,057)
Cognizant Technology Solutions Corp., Class A	216	10/02/20	USD	69.00	USD	1,499	(19,440)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Comcast Corp., Class A	638	10/02/20	USD	44.50	USD	2,951	$(116,754)
ConocoPhillips	205	10/02/20	USD	43.00	USD	673	(615)
Dollar General Corp.	134	10/02/20	USD	202.50	USD	2,809	(98,490)
Dollar Tree, Inc.	336	10/02/20	USD	98.50	USD	3,069	(2,352)
E*TRADE Financial Corp.	310	10/02/20	USD	54.50	USD	1,552	(7,750)
Fox Corp., Class A	78	10/02/20	USD	29.00	USD	217	(780)
General Motors Co.	73	10/02/20	USD	31.50	USD	216	(183)
General Motors Co.	119	10/02/20	USD	30.50	USD	352	(1,428)
Norfolk Southern Corp.	103	10/02/20	USD	217.50	USD	2,204	(12,618)
NXP Semiconductors NV	121	10/02/20	USD	128.00	USD	1,510	(4,114)
Ross Stores, Inc.	11	10/02/20	USD	95.50	USD	103	(550)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78	10/02/20	USD	78.50	USD	632	(22,425)
Visa, Inc., Class A	85	10/02/20	USD	202.50	USD	1,700	(5,525)
Alphabet, Inc., Class A	48	10/09/20	USD	1,635.00	USD	7,035	(5,040)
Amazon.com, Inc.	14	10/09/20	USD	3,450.00	USD	4,408	(7,875)
Apple, Inc.	534	10/09/20	USD	132.50	USD	6,184	(3,738)
Applied Materials, Inc.	146	10/09/20	USD	64.00	USD	868	(2,701)
Applied Materials, Inc.	135	10/09/20	USD	61.50	USD	803	(8,438)
Bank of America Corp.	723	10/09/20	USD	26.50	USD	1,742	(2,531)
Biogen, Inc.	42	10/09/20	USD	282.50	USD	1,191	(23,100)
BP PLC, ADR	118	10/09/20	USD	22.04	USD	206	—
Cisco Systems, Inc.	294	10/09/20	USD	43.00	USD	1,158	(441)
Coca-Cola Co.	307	10/09/20	USD	49.17	USD	1,516	(24,832)
Cognizant Technology Solutions Corp., Class A	27	10/09/20	USD	67.50	USD	187	(6,953)
Comcast Corp., Class A	207	10/09/20	USD	45.50	USD	958	(22,459)
ConocoPhillips	207	10/09/20	USD	39.00	USD	680	(414)
E*TRADE Financial Corp.	310	10/09/20	USD	55.50	USD	1,552	(7,750)
Fox Corp., Class A	58	10/09/20	USD	30.00	USD	161	(1,160)
General Motors Co.	242	10/09/20	USD	31.59	USD	716	(6,218)
JPMorgan Chase & Co.	198	10/09/20	USD	110.00	USD	1,906	(990)
Microsoft Corp.	113	10/09/20	USD	232.50	USD	2,377	(848)
Microsoft Corp.	227	10/09/20	USD	212.50	USD	4,775	(60,495)
Pfizer, Inc.	212	10/09/20	USD	38.50	USD	778	(2,438)
Quanta Services, Inc.	782	10/09/20	USD	51.00	USD	4,134	(238,038)
Ross Stores, Inc.	35	10/09/20	USD	95.50	USD	327	(4,813)
Skechers USA, Inc., Class A	420	10/09/20	USD	31.50	USD	1,269	(25,200)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	236	10/09/20	USD	85.00	USD	1,913	(11,210)
U.S. Bancorp	272	10/09/20	USD	39.50	USD	975	(3,808)
Unilever NV, NY Shares	147	10/09/20	USD	58.86	USD	888	(27,453)
UnitedHealth Group, Inc.	16	10/09/20	USD	315.00	USD	499	(5,848)
Walmart, Inc.	110	10/09/20	USD	150.00	USD	1,539	(1,760)
Alibaba Group Holding Ltd., ADR	128	10/16/20	USD	285.00	USD	3,763	(184,960)
Ally Financial, Inc.	513	10/16/20	USD	26.00	USD	1,286	(39,501)
Ally Financial, Inc.	508	10/16/20	USD	27.00	USD	1,274	(21,844)
Altria Group, Inc.	488	10/16/20	USD	45.00	USD	1,886	(1,220)
Altria Group, Inc.	158	10/16/20	USD	40.50	USD	611	(3,792)
Amazon.com, Inc.	12	10/16/20	USD	3,400.00	USD	3,778	(29,970)
Apple, Inc.	732	10/16/20	USD	120.00	USD	8,477	(160,674)
Axalta Coating Systems Ltd.	509	10/16/20	USD	25.00	USD	1,128	(3,818)
Bank of America Corp.	353	10/16/20	USD	27.00	USD	850	(2,824)
Bank of America Corp.	117	10/16/20	USD	28.00	USD	282	(410)
Berkshire Hathaway, Inc., Class B	12	10/16/20	USD	220.00	USD	256	(1,566)
Biogen, Inc.	87	10/16/20	USD	295.00	USD	2,468	(20,445)
Biogen, Inc.	14	10/16/20	USD	285.00	USD	397	(8,120)
BP PLC, ADR	34	10/16/20	USD	25.00	USD	59	(34)
BP PLC, ADR	134	10/16/20	USD	23.00	USD	234	(603)
CBRE Group, Inc., Class A	69	10/16/20	USD	50.00	USD	324	(2,243)
CDK Global, Inc.	329	10/16/20	USD	50.00	USD	1,434	(23,030)
Chevron Corp.	138	10/16/20	USD	92.50	USD	994	(828)
Cisco Systems, Inc.	219	10/16/20	USD	44.00	USD	863	(548)
Coca-Cola Co.	357	10/16/20	USD	50.00	USD	1,763	(22,312)
Coca-Cola Co.	240	10/16/20	USD	52.50	USD	1,185	(2,160)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cognizant Technology Solutions Corp., Class A	141	10/16/20	USD	70.00	USD	979	$(20,445)
Comcast Corp., Class A	439	10/16/20	USD	45.00	USD	2,031	(71,776)
ConocoPhillips	197	10/16/20	USD	41.00	USD	647	(3,743)
Corteva, Inc.	500	10/16/20	USD	30.00	USD	1,441	(17,500)
Fidelity National Financial, Inc.	520	10/16/20	USD	35.00	USD	1,628	(3,900)
Fidelity National Financial, Inc.	67	10/16/20	USD	34.00	USD	210	(838)
FleetCor Technologies, Inc.	57	10/16/20	USD	260.00	USD	1,357	(5,558)
Fortive Corp.	223	10/16/20	USD	75.00	USD	1,699	(61,882)
General Motors Co.	120	10/16/20	USD	33.00	USD	355	(1,980)
Hubbell, Inc.	99	10/16/20	USD	145.00	USD	1,355	(5,693)
JPMorgan Chase & Co.	106	10/16/20	USD	105.00	USD	1,020	(4,240)
Koninklijke Philips NV, NY Shares	445	10/16/20	USD	50.00	USD	2,098	(13,350)
Laboratory Corp. of America Holdings	202	10/16/20	USD	190.00	USD	3,803	(67,165)
Microsoft Corp.	142	10/16/20	USD	230.00	USD	2,987	(6,035)
Novo Nordisk A/S, Class B	310	10/16/20	USD	72.50	USD	2,152	(11,625)
O’Reilly Automotive, Inc.	55	10/16/20	USD	480.00	USD	2,536	(28,600)
Otis Worldwide Corp.	266	10/16/20	USD	65.13	USD	1,660	(16,316)
Pfizer, Inc.	389	10/16/20	USD	37.00	USD	1,428	(27,035)
Raymond James Financial, Inc.	191	10/16/20	USD	77.50	USD	1,390	(10,505)
Robert Half International, Inc.	515	10/16/20	USD	55.00	USD	2,726	(32,187)
Ross Stores, Inc.	174	10/16/20	USD	95.00	USD	1,624	(39,585)
Sanofi, ADR	1,249	10/16/20	USD	50.00	USD	6,266	(159,247)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61	10/16/20	USD	80.00	USD	495	(21,655)
U.S. Bancorp	209	10/16/20	USD	40.00	USD	749	(2,822)
Unilever NV, NY Shares	242	10/16/20	USD	62.50	USD	1,462	(6,050)
Visa, Inc., Class A	93	10/16/20	USD	210.00	USD	1,860	(8,928)
Walmart, Inc.	157	10/16/20	USD	150.00	USD	2,197	(5,966)
Alphabet, Inc., Class A	31	10/23/20	USD	1,535.00	USD	4,543	(55,645)
Alphabet, Inc., Class A	52	10/23/20	USD	1,510.00	USD	7,621	(138,320)
Altria Group, Inc.	364	10/23/20	USD	45.00	USD	1,407	(3,640)
Altria Group, Inc.	158	10/23/20	USD	40.50	USD	611	(5,767)
Anthem, Inc.	77	10/23/20	USD	280.00	USD	2,068	(33,880)
Apple, Inc.	1,036	10/23/20	USD	121.00	USD	11,998	(270,914)
Applied Materials, Inc.	358	10/23/20	USD	58.50	USD	2,128	(102,925)
Bank of America Corp.	90	10/23/20	USD	27.00	USD	217	(1,215)
Bank of America Corp.	142	10/23/20	USD	26.50	USD	342	(2,698)
BP PLC, ADR	266	10/23/20	USD	21.00	USD	464	(1,064)
CBRE Group, Inc., Class A	214	10/23/20	USD	47.00	USD	1,005	(32,189)
Chevron Corp.	91	10/23/20	USD	83.00	USD	655	(2,002)
Cisco Systems, Inc.	113	10/23/20	USD	41.50	USD	445	(2,034)
Coca-Cola Co.	105	10/23/20	USD	51.50	USD	518	(4,935)
Cognizant Technology Solutions Corp., Class A	73	10/23/20	USD	72.00	USD	507	(9,125)
Comcast Corp., Class A	42	10/23/20	USD	46.00	USD	194	(5,187)
ConocoPhillips	410	10/23/20	USD	36.50	USD	1,346	(14,145)
Dollar Tree, Inc.	578	10/23/20	USD	95.00	USD	5,279	(77,452)
Facebook, Inc., Class A	81	10/23/20	USD	270.00	USD	2,121	(49,207)
General Motors Co.	91	10/23/20	USD	36.00	USD	269	(819)
General Motors Co.	178	10/23/20	USD	33.00	USD	527	(4,984)
JPMorgan Chase & Co.	125	10/23/20	USD	103.00	USD	1,203	(11,688)
Lowe’s Cos., Inc.	174	10/23/20	USD	170.00	USD	2,886	(55,767)
Microsoft Corp.	135	10/23/20	USD	232.50	USD	2,839	(12,488)
Microsoft Corp.	227	10/23/20	USD	212.50	USD	4,775	(128,822)
Pfizer, Inc.	390	10/23/20	USD	38.00	USD	1,431	(22,620)
Ross Stores, Inc.	120	10/23/20	USD	97.00	USD	1,120	(23,400)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	231	10/23/20	USD	83.00	USD	1,873	(62,601)
U.S. Bancorp	149	10/23/20	USD	37.50	USD	534	(10,952)
UnitedHealth Group, Inc.	62	10/23/20	USD	317.50	USD	1,933	(41,850)
Walmart, Inc.	131	10/23/20	USD	139.00	USD	1,833	(51,090)
Corteva, Inc.	203	10/28/20	USD	30.50	USD	585	(14,131)
Alibaba Group Holding Ltd., ADR	8	10/30/20	USD	272.50	USD	235	(21,080)
Altria Group, Inc.	391	10/30/20	USD	44.00	USD	1,511	(5,670)
Altria Group, Inc.	158	10/30/20	USD	40.50	USD	611	(9,164)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Amazon.com, Inc.	31	10/30/20	USD	3,335.00	USD	9,761	$(300,700)
Anthem, Inc.	67	10/30/20	USD	267.50	USD	1,800	(79,730)
Apple, Inc.	769	10/30/20	USD	120.00	USD	8,906	(307,600)
Bank of America Corp.	456	10/30/20	USD	26.50	USD	1,099	(12,996)
BP PLC, ADR	182	10/30/20	USD	21.00	USD	318	(1,456)
Chevron Corp.	91	10/30/20	USD	80.00	USD	655	(7,553)
Cisco Systems, Inc.	304	10/30/20	USD	40.50	USD	1,197	(17,480)
Coca-Cola Co.	217	10/30/20	USD	50.00	USD	1,071	(25,172)
Comcast Corp., Class A	374	10/30/20	USD	47.50	USD	1,730	(38,522)
Dollar General Corp.	88	10/30/20	USD	205.00	USD	1,845	(68,200)
Facebook, Inc., Class A	130	10/30/20	USD	267.50	USD	3,405	(137,475)
Fox Corp., Class A	476	10/30/20	USD	27.50	USD	1,325	(67,830)
General Motors Co.	401	10/30/20	USD	33.50	USD	1,187	(13,233)
JPMorgan Chase & Co.	116	10/30/20	USD	96.50	USD	1,117	(40,020)
Lowe’s Cos., Inc.	174	10/30/20	USD	170.00	USD	2,886	(67,425)
Microsoft Corp.	131	10/30/20	USD	207.50	USD	2,755	(120,847)
Ross Stores, Inc.	115	10/30/20	USD	92.50	USD	1,073	(54,625)
Ross Stores, Inc.	176	10/30/20	USD	94.50	USD	1,642	(82,720)
Skechers USA, Inc., Class A	410	10/30/20	USD	32.50	USD	1,239	(60,475)
U.S. Bancorp	151	10/30/20	USD	37.50	USD	541	(14,194)
UnitedHealth Group, Inc.	8	10/30/20	USD	322.50	USD	249	(4,800)
Visa, Inc., Class A	20	10/30/20	USD	207.50	USD	400	(6,870)
Vodafone Group PLC, ADR	386	10/30/20	USD	14.00	USD	518	(10,036)
Walmart, Inc.	132	10/30/20	USD	144.00	USD	1,847	(32,010)
Applied Materials, Inc.	63	11/06/20	USD	60.00	USD	375	(17,262)
Chevron Corp.	90	11/06/20	USD	75.50	USD	648	(22,185)
Cisco Systems, Inc.	222	11/06/20	USD	40.50	USD	874	(18,093)
Dollar Tree, Inc.	100	11/06/20	USD	95.00	USD	913	(23,500)
Facebook, Inc., Class A	317	11/06/20	USD	270.00	USD	8,302	(386,740)
General Motors Co.	248	11/06/20	USD	31.29	USD	734	(23,144)
JPMorgan Chase & Co.	96	11/06/20	USD	100.00	USD	924	(27,408)
Microsoft Corp.	237	11/06/20	USD	217.50	USD	4,985	(166,492)
Norfolk Southern Corp.	127	11/06/20	USD	220.00	USD	2,718	(87,630)
Pfizer, Inc.	817	11/06/20	USD	38.00	USD	2,998	(82,517)
U.S. Bancorp	201	11/06/20	USD	38.00	USD	721	(21,708)
Visa, Inc., Class A	20	11/06/20	USD	210.00	USD	400	(7,950)
Vodafone Group PLC, ADR	386	11/06/20	USD	14.00	USD	518	(23,546)
Comcast Corp., Class A	868	11/09/20	USD	46.89	USD	4,015	(76,156)
Alibaba Group Holding Ltd., ADR	8	11/20/20	USD	280.00	USD	235	(20,920)
Alphabet, Inc., Class A	26	11/20/20	USD	1,525.00	USD	3,811	(154,830)
Applied Materials, Inc.	19	11/20/20	USD	62.50	USD	113	(5,130)
Axalta Coating Systems Ltd.	721	11/20/20	USD	26.00	USD	1,598	(30,642)
Bank of America Corp.	164	11/20/20	USD	26.00	USD	395	(12,382)
BP PLC, ADR	114	11/20/20	USD	21.00	USD	199	(1,824)
CBRE Group, Inc., Class A	55	11/20/20	USD	55.00	USD	258	(2,475)
CBRE Group, Inc., Class A	210	11/20/20	USD	50.00	USD	986	(32,550)
CDK Global, Inc.	353	11/20/20	USD	45.00	USD	1,539	(67,070)
Chevron Corp.	117	11/20/20	USD	92.50	USD	842	(2,750)
Chevron Corp.	90	11/20/20	USD	80.00	USD	648	(12,825)
Cisco Systems, Inc.	113	11/20/20	USD	42.00	USD	445	(9,153)
Cognizant Technology Solutions Corp., Class A	268	11/20/20	USD	70.00	USD	1,860	(95,140)
ConocoPhillips	96	11/20/20	USD	36.00	USD	315	(10,800)
Corteva, Inc.	203	11/20/20	USD	32.00	USD	585	(13,195)
Facebook, Inc., Class A	82	11/20/20	USD	290.00	USD	2,148	(62,320)
Fidelity National Financial, Inc.	230	11/20/20	USD	35.00	USD	720	(11,500)
FleetCor Technologies, Inc.	87	11/20/20	USD	250.00	USD	2,071	(78,735)
Fortive Corp.	250	11/20/20	USD	80.00	USD	1,905	(61,875)
Hubbell, Inc.	99	11/20/20	USD	145.00	USD	1,355	(38,857)
Koninklijke Philips NV, NY Shares	567	11/20/20	USD	50.00	USD	2,673	(65,205)
Laboratory Corp. of America Holdings	198	11/20/20	USD	195.00	USD	3,728	(138,600)
Microsoft Corp.	300	11/20/20	USD	220.00	USD	6,310	(213,750)
Norfolk Southern Corp.	127	11/20/20	USD	220.00	USD	2,718	(105,410)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Novo Nordisk A/S, Class B	307	11/20/20	USD	70.00	USD	2,132	$(82,122)
O’Reilly Automotive, Inc.	55	11/20/20	USD	490.00	USD	2,536	(61,325)
Otis Worldwide Corp.	610	11/20/20	USD	65.00	USD	3,808	(134,200)
Quanta Services, Inc.	301	11/20/20	USD	55.00	USD	1,591	(65,467)
Raymond James Financial, Inc.	151	11/20/20	USD	77.50	USD	1,099	(36,240)
Robert Half International, Inc.	515	11/20/20	USD	55.00	USD	2,726	(115,875)
Sanofi, ADR	277	11/20/20	USD	52.76	USD	1,390	(34,371)
Skechers USA, Inc., Class A	130	11/20/20	USD	34.00	USD	393	(20,800)
U.S. Bancorp	150	11/20/20	USD	37.50	USD	538	(23,400)
Unilever NV, NY Shares	107	11/20/20	USD	62.50	USD	646	(12,305)
UnitedHealth Group, Inc.	135	11/20/20	USD	310.00	USD	4,209	(228,487)
Visa, Inc., Class A	173	11/20/20	USD	215.00	USD	3,459	(58,387)
Vodafone Group PLC, ADR	386	11/20/20	USD	15.00	USD	518	(9,457)

							$(8,219,341)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC, ADR	JPMorgan Chase Bank N.A.	22,700	10/02/20	USD	28.90	USD	569	$—
BAE Systems PLC, ADR	Credit Suisse International	62,600	10/20/20	USD	27.50	USD	1,568	(6,384)
BAE Systems PLC, ADR	Goldman Sachs International	12,800	10/27/20	USD	27.67	USD	321	(1,854)
Koninklijke Philips NV, NY Shares	Citibank N.A.	29,000	10/27/20	USD	48.93	USD	1,367	(25,120)
AES Corp.	Citibank N.A.	41,450	11/05/20	USD	18.23	USD	751	(32,035)
AES Corp.	Citibank N.A.	83,550	11/10/20	USD	18.23	USD	1,513	(69,562)
Corteva, Inc.	Goldman Sachs International	86,100	11/13/20	USD	30.51	USD	2,480	(81,913)
Quanta Services, Inc.	JPMorgan Chase Bank N.A.	73,000	11/13/20	USD	52.75	USD	3,859	(172,005)
Unilever NV, NY Shares	Bank of America N.A.	25,900	11/16/20	USD	61.75	USD	1,564	(44,711)

								$(433,584)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$754,950,265	$—	$—	$754,950,265
Short-Term Securities
Money Market Funds	8,949,424	—	—	8,949,424

	$763,899,689	$—	$—	$763,899,689

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,726,481)	$(926,444)	$—	$(8,652,925)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

OTC	Over-the-Counter

SCHEDULE OF INVESTMENTS	7